Note 7 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation assets [text block]
	Year ended	Year ended
	December 31, 2019	December 31, 2018
Exploration and evaluation assets:
Acquisition costs
Option payments	$75	$150
Reclamation obligation	260	-
Total acquisition costs	335	150
Geochemical	142	125
Camp and site costs	354	58
Geological consulting	1,784	1,086
Geophysical	100	93
Land taxes and government fees	411	445
Legal, community and other consultation costs	260	109
Travel	232	149
Total for the year	3,618	2,215
Balance, beginning of year	3,648	1,433

Balance, end of year	$7,266	$3,648